3. INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of inventories

The components of inventories at June 30, 2014 and December 31, 2013, net of inventory reserves, were as follows:

	2014	2013
Raw materials	$1,259	$7,672
Work in process	-	-
Finished goods	171,697	102,953
	$172,956	$110,625

	2013	2012
Raw materials	$7,672	$13,125
Work in process	-	-
Finished goods	102,953	3,684
Total	$110,625	$16,809